Reporting entity	12 Months Ended
Dec. 31, 2021
Reporting entity
Reporting entity

1Reporting entity

Prenetics Group Limited (“the Company”) is incorporated in Cayman Islands on February 8, 2018. Prenetics Limited (“Prenetics HK”) is a company incorporated in Hong Kong and has its registered office and principal place of business at Unit 701-706, K11 Atelier King’s Road, 728 King’s Road, Quarry Bay, Hong Kong with effect from June 28, 2021.

The Company and its subsidiaries (collectively, “the Group”) focus on providing healthcare solutions through three pillars — prevention, diagnostics and personalized care. The Company is an investment holding company and has not carried out any business since its incorporation save for the Group’s restructuring described below.

The Group’s preventive health testing services are genetic testing (under the brand named CircleDNA) for general health purposes. CircleDNA utilizes a whole exome sequencing technology that conducts a full scan on individuals’ protein-coding genes, analyzing genetic variations across different categories and providing personalized reports with a saliva sample. The Group is also in the process of conducting clinical studies for a stool-DNA screening test for detecting colorectal cancer and advanced adenoma under the brand named ColoClear, a pipeline product. ColoClear uses advanced stool DNA technology to detect abnormal DNA markers and blood cells in human stool that precancerous polyps and colon cancer can cause. It is developed as a convenient and less invasive alternative to colonoscopy.

Since April 2020, the Group has been providing polymerase chain reaction (“PCR”) diagnostic testing services for COVID-19 to individuals, corporates for their employees or customers and governments for community testing. From November 2021, the Group officially launched Circle HealthPod, which is a rapid detection health monitoring device that offers COVID-19 testing solutions for professional use and home use initially in Hong Kong. Prenetics HK operates and owns its own accredited laboratories in Hong Kong. The Group also engages in research and development activities to advance its preventive, diagnostic and personalized healthcare solutions.

In May 2021, Prenetics HK entered into a Share Exchange Agreement and Subscription Agreement with, amongst others, the existing shareholders of Prenetics HK and the Company for the purposes of restructuring the shareholding structure ofPrenetics HK and facilitating fundraising activities. As part of the restructuring, the pre-existing shares of Prenetics HK were exchanged to their corresponding classes of shares of the Company, while the convertible securities were converted into Series D preference shares of the Company. As a result of this corporate restructuring, Prenetics HK became an indirectly wholly owned subsidiary of the Company from June 16, 2021. As the restructuring involved the insertion of non- operating shell entities above a pre-existing Group with substantive business activities headed by Prenetics HK, the restructuring did not involve any business combination. This transaction has been accounted for at cost such that the Company’s consolidated financial statements is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure. The comparative figures have been re-presented as the financial statements of Prenetics HK as if the corporate restructuring had occurred on January 1, 2020.

On September 15, 2021, the Company entered into a Business Combination Agreement with Prenetics Global Limited (“PubCo”), Artisan Acquisition Corp. (“Artisan”), PGL Merger Limited, wholly owned subsidiary of PubCo (“Prenetics Merger Sub”), and AAC Merger Limited, wholly owned subsidiary of PubCo (“Artisan Merger Sub”). All the above-mentioned entities are Cayman Islands exempted companies.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, (i) Artisan will merge with and into Artisan Merger Sub, with Artisan Merger Sub being the surviving entity and remaining a wholly owned subsidiary of PubCo, and (ii) Prenetics Merger Sub will merge with and into the Company, with the Company as the surviving company and becoming a wholly owned subsidiaryof PubCo. PubCo will adopt a dual class stock structure with Class A ordinary share, which will have one vote per share, and Class B ordinary share, which will have 20 votes per share.

1Reporting entity (continued)

Pursuant to the Business Combination Agreement, upon consummation of the above merger transactions:

(i)	Each share of the Company’s ordinary shares and preference shares (other than those held by the Mr. Yeung Danny Sheng Wu (the “Founder”), treasury shares and dissenting shares) shall automatically be cancelled and cease to exist in exchange for the right to receive PubCo Class A ordinary share that is equal to the Exchange Ratio in accordance with the Business Combination Agreement (“Exchange Ratio”);
(ii)	Each share of the Company’s ordinary shares and preference shares that are held by the Founder shall automatically be cancelled and cease to exist in exchange for the right to receive PubCo Class B ordinary share that is equal to the Exchange Ratio;
(iii)	Each share of treasury shares shall automatically be cancelled and cease to exist without any conversion;
(iv)	All the Company’s options and restricted shares units (“RSU”) (other than those held by the key executives) shall be assumed by PubCo and converted into comparable RSU that are exercisable for or in reference to, respectively, PubCo Class A ordinary shares, with a value determined in accordance with the Business Combination Agreement; and
(v)	All the Company’s options and RSUs that are held by the key executives shall be assumed by PubCo and converted into comparable RSU that are exercisable for or in reference to, respectively, PubCo Class B ordinary shares, with a value determined in accordance with the Business Combination Agreement.

The Business Combination Agreement is subject to the approval of Artisan shareholders.